Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation is Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets

Furniture and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and equipment	5 years